Document and Entity Information	12 Months Ended
Apr. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec 31, 2012
Registrant Name	PLAN INVESTMENT FUND INC
Central Index Key	0000774412
Amendment Flag	false
Document Creation Date	Apr 30, 2013
Document Effective Date	Apr 30, 2013
Prospectus Date	Apr 30, 2013

PLAN GOVERNMENT REPO FUND
GOVERNMENT/REPO PORTFOLIO
Investment Objective
The Government/REPO Portfolio is a money market fund, which seeks a high level of current income and stability of principal. This Portfolio seeks an annual return at least equal to the yield on overnight repurchase agreements collateralized by U.S. Treasury obligations.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Participation Certificates of the Government/REPO Portfolio. Plan Investment Fund does not charge any form of sales load, redemption fee or exchange fee for the Government/REPO Portfolio.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Annual Fund Operating Expenses		PLAN GOVERNMENT REPO FUND
Management Fees		0.20%
Other Expenses		0.09%
Total Annual Portfolio Operating Expenses		0.29%
Fee Waivers and Expense Reimbursements	[1]	(0.19%)
Total Annual Portfolio Operating Expenses after Fee Waivers and Expense Reimbursements		0.10%
[1]	As described under "Management of the Portfolios  Fee Waivers and Expense Reimbursement" in the Statement of Additional Information relating to this Prospectus, the Government/REPO Portfolio's Investment Advisor and Administrator have agreed to waive certain fees otherwise payable by the Portfolio. The Investment Advisor and the Administrator cannot terminate such fee waivers prior to May 1, 2014 without the consent of the Board of Trustees of the Fund. The Fund expects to be able to continue some or all of such fee waivers beyond May 1, 2014 but it cannot be assured that the Investment Advisor or the Administrator will agree to such continuance.

Example
This example is intended to help you compare the cost of investing in the Government/REPO Portfolio with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Government/REPO Portfolio for the time periods indicated and then redeem all of your investment at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Government/REPO Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PLAN GOVERNMENT REPO FUND	10	74	144	350

Principal Investment Strategies
The Government/REPO Portfolio invests in U.S. Government obligations and repurchase agreements relating to such obligations, which provide for repayment within one year after purchase, including, without limitation, U.S. Treasury bills, notes and bonds, and securities issued by GNMA, FHLB, FNMA and other government agencies and corporations. The investments in the Government/REPO Portfolio are very short-term. The average maturity of investments in this Portfolio will not exceed seven days.
Principal Risks
Although the Government/REPO Portfolio invests in securities which its investment advisor, BlackRock Advisors, LLC believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. While this Portfolio seeks to maintain a constant net asset value of $1.00 per Participation Certificate, it is subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. An investment in the Government/REPO Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Government/REPO Portfolio seeks to preserve the value of your investment at $1.00 per Participation Certificate, it is possible to lose money by investing in this Portfolio.
Performance Information
The following bar chart and table show the annual return and long-term performance of the Government/ REPO Portfolio, and indicate the return volatility associated with an investment in this Portfolio. The bar chart shows how the performance of this Portfolio has varied from year to year for the last ten years. The table shows this Portfolio’s average annual return for one, five and ten years. The bar chart and the table assume reinvestment of dividends and distributions. The past performance of the Government/REPO Portfolio does not necessarily indicate how it will perform in the future.
Government/REPO Portfolio Annualized Total Returns for Each Year

During the period shown in the bar chart, the highest quarterly return for the Government/REPO Portfolio was 1.33% (for the quarter ended December 31, 2006) and the lowest quarterly return was 0.004% (for the quarters ending June 30, 2011 and December 31, 2011).
Average Annual Total Returns (for the periods ended December 31, 2012):
Average Annual Total Returns	1 Year	5 Years	10 Years
PLAN GOVERNMENT REPO FUND	0.09%	0.44%	1.78%

The Government/REPO Portfolio seven-day average yield as of December 31, 2012 was 0.11%. You may obtain this Portfolio’s current seven-day yield by calling (800) 451-1188 or by visiting the Fund’s website at http://www.pif.com.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PLAN INVESTMENT FUND INC
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
PLAN GOVERNMENT REPO FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GOVERNMENT/REPO PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Government/REPO Portfolio is a money market fund, which seeks a high level of current income and stability of principal. This Portfolio seeks an annual return at least equal to the yield on overnight repurchase agreements collateralized by U.S. Treasury obligations.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Participation Certificates of the Government/REPO Portfolio. Plan Investment Fund does not charge any form of sales load, redemption fee or exchange fee for the Government/REPO Portfolio.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Government/REPO Portfolio with the cost of investing in other mutual funds.

		This example assumes that you invest $10,000 in the Government/REPO Portfolio for the time periods indicated and then redeem all of your investment at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Government/REPO Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Government/REPO Portfolio invests in U.S. Government obligations and repurchase agreements relating to such obligations, which provide for repayment within one year after purchase, including, without limitation, U.S. Treasury bills, notes and bonds, and securities issued by GNMA, FHLB, FNMA and other government agencies and corporations. The investments in the Government/REPO Portfolio are very short-term. The average maturity of investments in this Portfolio will not exceed seven days.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Although the Government/REPO Portfolio invests in securities which its investment advisor, BlackRock Advisors, LLC believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. While this Portfolio seeks to maintain a constant net asset value of $1.00 per Participation Certificate, it is subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. An investment in the Government/REPO Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Government/REPO Portfolio seeks to preserve the value of your investment at $1.00 per Participation Certificate, it is possible to lose money by investing in this Portfolio.
Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Government/REPO Portfolio seeks to preserve the value of your investment at $1.00 per Participation Certificate, it is possible to lose money by investing in this Portfolio.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Government/REPO Portfolio seeks to preserve the value of your investment at $1.00 per Participation Certificate, it is possible to lose money by investing in this Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Government/REPO Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show the annual return and long-term performance of the Government/ REPO Portfolio, and indicate the return volatility associated with an investment in this Portfolio. The bar chart shows how the performance of this Portfolio has varied from year to year for the last ten years. The table shows this Portfolio’s average annual return for one, five and ten years. The bar chart and the table assume reinvestment of dividends and distributions. The past performance of the Government/REPO Portfolio does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of this Portfolio has varied from year to year for the last ten years.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.pif.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Government/REPO Portfolio does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Government/REPO Portfolio Annualized Total Returns for Each Year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest quarterly return for the Government/REPO Portfolio was 1.33% (for the quarter ended December 31, 2006) and the lowest quarterly return was 0.004% (for the quarters ending June 30, 2011 and December 31, 2011).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012):
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Government/REPO Portfolio seven-day average yield as of December 31, 2012 was 0.11%. You may obtain this Portfolio’s current seven-day yield by calling (800) 451-1188 or by visiting the Fund’s website at http://www.pif.com.
PLAN GOVERNMENT REPO FUND | PLAN GOVERNMENT REPO FUND
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.29%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.19%) [1]
Total Annual Portfolio Operating Expenses after Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.10%
1 Year	rr_ExpenseExampleYear01	10
3 Years	rr_ExpenseExampleYear03	74
5 Years	rr_ExpenseExampleYear05	144
10 Years	rr_ExpenseExampleYear10	350
2003	rr_AnnualReturn2003	1.04%
2004	rr_AnnualReturn2004	1.29%
2005	rr_AnnualReturn2005	3.20%
2006	rr_AnnualReturn2006	5.06%
2007	rr_AnnualReturn2007	5.15%
2008	rr_AnnualReturn2008	1.92%
2009	rr_AnnualReturn2009	0.07%
2010	rr_AnnualReturn2010	0.09%
2011	rr_AnnualReturn2011	0.03%
2012	rr_AnnualReturn2012	0.09%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.09%
5 Years	rr_AverageAnnualReturnYear05	0.44%
10 Years	rr_AverageAnnualReturnYear10	1.78%
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	seven-day average yield as of December 31, 2012
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 451-1188
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.11%

[1]	As described under "Management of the Portfolios  Fee Waivers and Expense Reimbursement" in the Statement of Additional Information relating to this Prospectus, the Government/REPO Portfolio's Investment Advisor and Administrator have agreed to waive certain fees otherwise payable by the Portfolio. The Investment Advisor and the Administrator cannot terminate such fee waivers prior to May 1, 2014 without the consent of the Board of Trustees of the Fund. The Fund expects to be able to continue some or all of such fee waivers beyond May 1, 2014 but it cannot be assured that the Investment Advisor or the Administrator will agree to such continuance.

PLAN MONEY MARKET FUND
MONEY MARKET PORTFOLIO
Investment Objective
The Money Market Portfolio is a money market fund, which seeks a high level of current income and stability of principal. This Portfolio seeks an annual return at least equal to the 91-day U.S. Treasury bill bond equivalent yield.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Participation Certificates of the Money Market Portfolio. Plan Investment Fund does not charge any form of sales load, redemption fee or exchange fee for the Money Market Portfolio.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Annual Fund Operating Expenses		PLAN MONEY MARKET FUND
Management Fees		0.14%
Other Expenses		0.09%
Total Annual Portfolio Operating Expenses		0.23%
Fee Waivers and Expense Reimbursements	[1]	(0.05%)
Total Annual Portfolio Operating Expenses after Fee Waivers and Expense Reimbursements		0.18%
[1]	As described under "Management of the Portfolios  Fee Waivers and Expense Reimbursement" in the Statement of Additional Information relating to this Prospectus, the Money Market Portfolio's Investment Advisor and Administrator have agreed to waive certain fees otherwise payable by the Portfolio. The Investment Advisor and the Administrator cannot terminate such fee waivers prior to May 1, 2014 without the consent of the Board of Trustees of the Fund. The Fund expects to be able to continue some or all of such fee waivers beyond May 1, 2014 but it cannot be assured that the Investment Advisor or the Administrator will agree to such continuance.

Example
This example is intended to help you compare the cost of investing in the Money Market Portfolio with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Money Market Portfolio for the time periods indicated and then redeem all of your investment at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Money Market Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PLAN MONEY MARKET FUND	18	69	125	288

Principal Investment Strategies
The Money Market Portfolio invests in U.S. Government, bank and commercial obligations and repurchase agreements relating to such obligations, which provide for repayment within 397 days after purchase, including, without limitation, U.S. Treasury bills, bonds and notes, securities issued by government agencies and corporations, as well as bank certificates of deposit, bankers acceptances and commercial paper and other obligations issued by domestic corporations. The investments in the Money Market Portfolio are very short-term, although they may have longer maturities than investments in the Government/REPO Portfolio. The average maturity of investments in this Portfolio will not exceed 60 days.
Principal Risks
Although the Money Market Portfolio invests in securities which its investment advisor, BlackRock Advisors, LLC, believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. While this Portfolio seeks to maintain a constant net asset value of $1.00 per Participation Certificate, it is subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. An investment in the Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Portfolio seeks to preserve the value of your investment at $1.00 per Participation Certificate, it is possible to lose money by investing in this Portfolio.
Performance Information
The following bar chart and table show the annual return and long-term performance of the Money Market Portfolio, and indicate the return volatility associated with an investment in this Portfolio. The bar chart shows how the performance of this Portfolio has varied from year to year for the last ten years. The table shows this Portfolio’s average annual return for one, five and ten years, or the life of the Portfolio, if shorter. The bar chart and the table assume reinvestment of dividends and distributions. The past performance of the Money Market Portfolio does not necessarily indicate how it will perform in the future.
Money Market Portfolio Annualized Total Returns for Each Year

During the period shown in the bar chart, the highest quarterly return for the Money Market Portfolio was 1.29% (for the quarter ended December 31, 2006) and the lowest quarterly return was 0.013% (for the quarter ended September 30, 2011).
Average Annual Total Returns (for the periods ended December 31, 2012):
Average Annual Total Returns	1 Year	5 Years	10 Years
PLAN MONEY MARKET FUND	0.11%	0.69%	1.86%

The Money Market Portfolio seven-day average yield as of December, 2012 was 0.12%. You may obtain this Portfolio’s current seven-day yield by calling (800) 451-1188 or by visiting the Fund’s website at http://www.pif.com.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PLAN INVESTMENT FUND INC
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
PLAN MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MONEY MARKET PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Money Market Portfolio is a money market fund, which seeks a high level of current income and stability of principal. This Portfolio seeks an annual return at least equal to the 91-day U.S. Treasury bill bond equivalent yield.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Participation Certificates of the Money Market Portfolio. Plan Investment Fund does not charge any form of sales load, redemption fee or exchange fee for the Money Market Portfolio.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Money Market Portfolio with the cost of investing in other mutual funds.

		This example assumes that you invest $10,000 in the Money Market Portfolio for the time periods indicated and then redeem all of your investment at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Money Market Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Money Market Portfolio invests in U.S. Government, bank and commercial obligations and repurchase agreements relating to such obligations, which provide for repayment within 397 days after purchase, including, without limitation, U.S. Treasury bills, bonds and notes, securities issued by government agencies and corporations, as well as bank certificates of deposit, bankers acceptances and commercial paper and other obligations issued by domestic corporations. The investments in the Money Market Portfolio are very short-term, although they may have longer maturities than investments in the Government/REPO Portfolio. The average maturity of investments in this Portfolio will not exceed 60 days.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Although the Money Market Portfolio invests in securities which its investment advisor, BlackRock Advisors, LLC, believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. While this Portfolio seeks to maintain a constant net asset value of $1.00 per Participation Certificate, it is subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. An investment in the Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Portfolio seeks to preserve the value of your investment at $1.00 per Participation Certificate, it is possible to lose money by investing in this Portfolio.
Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Money Market Portfolio seeks to preserve the value of your investment at $1.00 per Participation Certificate, it is possible to lose money by investing in this Portfolio.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Money Market Portfolio seeks to preserve the value of your investment at $1.00 per Participation Certificate, it is possible to lose money by investing in this Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show the annual return and long-term performance of the Money Market Portfolio, and indicate the return volatility associated with an investment in this Portfolio. The bar chart shows how the performance of this Portfolio has varied from year to year for the last ten years. The table shows this Portfolio’s average annual return for one, five and ten years, or the life of the Portfolio, if shorter. The bar chart and the table assume reinvestment of dividends and distributions. The past performance of the Money Market Portfolio does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of this Portfolio has varied from year to year for the last ten years.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.pif.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Money Market Portfolio does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Money Market Portfolio Annualized Total Returns for Each Year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest quarterly return for the Money Market Portfolio was 1.29% (for the quarter ended December 31, 2006) and the lowest quarterly return was 0.013% (for the quarter ended September 30, 2011).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012):
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Money Market Portfolio seven-day average yield as of December, 2012 was 0.12%. You may obtain this Portfolio’s current seven-day yield by calling (800) 451-1188 or by visiting the Fund’s website at http://www.pif.com.
PLAN MONEY MARKET FUND | PLAN MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.14%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.23%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%) [1]
Total Annual Portfolio Operating Expenses after Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.18%
1 Year	rr_ExpenseExampleYear01	18
3 Years	rr_ExpenseExampleYear03	69
5 Years	rr_ExpenseExampleYear05	125
10 Years	rr_ExpenseExampleYear10	288
2003	rr_AnnualReturn2003	1.02%
2004	rr_AnnualReturn2004	1.15%
2005	rr_AnnualReturn2005	3.05%
2006	rr_AnnualReturn2006	4.92%
2007	rr_AnnualReturn2007	5.12%
2008	rr_AnnualReturn2008	2.67%
2009	rr_AnnualReturn2009	0.46%
2010	rr_AnnualReturn2010	0.15%
2011	rr_AnnualReturn2011	0.09%
2012	rr_AnnualReturn2012	0.11%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
1 Year	rr_AverageAnnualReturnYear01	0.11%
5 Years	rr_AverageAnnualReturnYear05	0.69%
10 Years	rr_AverageAnnualReturnYear10	1.86%
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	seven-day average yield as of December, 2012
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 451-1188
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.12%

[1]	As described under "Management of the Portfolios  Fee Waivers and Expense Reimbursement" in the Statement of Additional Information relating to this Prospectus, the Money Market Portfolio's Investment Advisor and Administrator have agreed to waive certain fees otherwise payable by the Portfolio. The Investment Advisor and the Administrator cannot terminate such fee waivers prior to May 1, 2014 without the consent of the Board of Trustees of the Fund. The Fund expects to be able to continue some or all of such fee waivers beyond May 1, 2014 but it cannot be assured that the Investment Advisor or the Administrator will agree to such continuance.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PLAN INVESTMENT FUND INC
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Document Creation Date	dei_DocumentCreationDate	Apr 30, 2013